Leases - Summary of Right-of-Use Assets within Consolidated Statements of Financial Position (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 210.2	€ 248.1	€ 214.4
Additions to right-of-use assets	9.0	74.4
Total depreciation and impairment charge	(42.7)	(45.6)
Increase (decrease) through net exchange differences, right-of-use assets	(11.6)	5.0
Increase (decrease) through other changes, right-of-use assets	(16.9)	(0.1)
Acquisitions through business combinations, right-of-use assets	38.8
Impairment loss recognised in profit or loss, right-of-use assets	(14.5)
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	202.2	238.2	209.8
Additions to right-of-use assets	8.8	67.2
Total depreciation and impairment charge	(40.8)	(42.2)
Increase (decrease) through net exchange differences, right-of-use assets	(10.0)	3.3
Increase (decrease) through other changes, right-of-use assets	(16.6)	0.1
Acquisitions through business combinations, right-of-use assets	37.1
Impairment loss recognised in profit or loss, right-of-use assets	(14.5)
Other Operating Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	8.0	9.9	€ 4.6
Additions to right-of-use assets	0.2	7.2
Total depreciation and impairment charge	(1.9)	(3.4)
Increase (decrease) through net exchange differences, right-of-use assets	(1.6)	1.7
Increase (decrease) through other changes, right-of-use assets	(0.3)	€ (0.2)
Acquisitions through business combinations, right-of-use assets	1.7
Impairment loss recognised in profit or loss, right-of-use assets	€ 0.0